TAXATION - Tax recoverable and payable (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Current assets
Income tax	$ 1,864,817	$ 655,691
Non-current assets
Income tax	17,995	10,889
Total	17,995	10,889
Liabilities
Income tax	$ 452,800	$ 4,825,271